Submission	Jun. 13, 2025
Submission [Line Items]
Central Index Key	0000006281
Registrant Name	Analog Devices, Inc.
Registration File Number	333-281670
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES